Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies

12. Commitments and Contingencies

The Company occupies office space in London, the lease for which was entered into on March 30, 2012, for a period of ten years, with a mutual break clause after five years, and paying approximately $0.5 million (£0.3 million) per calendar year. The Company also occupies office space in New York under a lease that was renewed during 2012 for which the yearly rent is approximately $0.2 million per year. The renewed lease is for a period of five years ending June 30, 2017.

On July 18, 2013, the Company entered into agreements to construct one further 21,000 cubic meter semi-refrigerated ethylene capable gas carrier and two 22,000 cubic meter semi-refrigerated liquefied gas carriers for a combined price of approximately $138.0 million , plus options to build two further 22,000 cubic meter semi-refrigerated liquefied gas carriers, at a construction price of $44.0 million. These options were subsequently exercised. At December the 31, 2015, three of the five vessels have been delivered, with Navigator Ceto delivered on January 15, 2016 and Navigator Copernico scheduled to be delivered in April 2016.

On December 20, 2013, the Company entered into a contract to construct a 35,000 cubic meter semi-refrigerated ethane capable gas carrier at a purchase price of $77.4 million at Jiangnan for delivery in April 2016 with an option to construct three further ethane-capable vessels for $78.4 million each. This option was exercised in April 2014. These three vessels are scheduled to be delivered between June 2016 and January 2017.

On November 3, 2014, the Company entered into two contracts, each to construct a 22,000 cubic meter semi-refrigerated liquefied gas carrier, with Hyundai Mipo Dockyard in South Korea at a construction cost of $51.0 million each. The vessels are scheduled to be delivered in January and March 2017, respectively.

On November 11, 2015, the Company entered into a contract to construct a 38,000 cubic meter fully refrigerated liquefied gas carrier, with Hyundai Mipo Dockyard in South Korea at a construction cost of $50.5 million. The vessel is scheduled to be delivered in July 2017.